INCOME TAXES	12 Months Ended
Dec. 31, 2021
Major components of tax expense (income) [abstract]
INCOME TAXES [Text Block]

12. INCOME TAXES

Deferred Income Tax Asset

The tax effects of temporary differences between amounts recorded in the Company's accounts and the corresponding amounts as computed for income tax purposes gives rise to deferred tax assets and liabilities as follows:

	December 31, 2021	December 31, 2020
Royalty interest	$(1,923)	$(1,718)
Tax loss carryforwards	5,765	1,828
Other	67	(110)
Total	$3,909	$-

As at December 31, 2021 and 2020, no deferred tax assets were recognized on the following temporary differences as it was not probable that sufficient future taxable profit will be available to realize such assets:

	December 31, 2021	December 31, 2020	Expiry Date Range
Tax loss carryforwards	$56,145	$60,699	2026-2041
Exploration and evaluation assets	10,264	4,094	No expiry
Other	11,954	1,557	No expiry

Income Tax Expense

	December 31, 2021	December 31, 2020
Current tax expense	$343	$506
Deferred tax expense (recovery)	(3,898)	2,113
	$(3,555)	$2,619

The provision for income taxes differs from the amount calculated using the Canadian federal and provincial statutory income tax rates of 27% (2020 - 27%) as follows:

	December 31, 2021	December 31, 2020
Expected income tax (recovery)	$(8,992)	$(914)
Effect of lower tax rates in foreign jurisdictions	793	31
Permanent differences	2,829	876
Change in unrecognized deductible temporary differences and other	1,542	2,552
Foreign exchange	273	74
Total	$(3,555)	$2,619